Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unamortized discount current			$ 64,835
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	25,000,000	25,000,000	25,000,000
Preferredstock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	200,000,000	200,000,000	200,000,000
Common stock, issued	3,622,032	3,622,032	2,284,537
Common stock, outstanding	3,622,032	3,622,032	2,284,537
12% Junior Secured Notes Payable 2014 [Member]
Unamortized discount and deferred issuance costs	$ 160,688	$ 180,774	$ 467,611
Junior Secured Notes Payable 2010 [Member]
Unamortized discount non-current	$ 2,221,936	$ 2,302,472	$ 2,535,230